Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

April 29, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware VIP Trust (the “Registrant”)
File Nos. 811-05162; 033-14363

Dear Sir or Madam:

     On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 50 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for effectiveness on April 30, 2009. The Registrant is filing this Amendment for the purpose of: (i) responding to comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Post-Effective Amendment No. 48 with respect to the Registrant’s Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series); and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information for all the Registrant’s Series. This filing, in our judgment as counsel to the Registrant, does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang
Bruce G. Leto